PROPERTY AND EQUIPMENT, NET (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Property, Plant and Equipment [Line Items]
Cost:	$ 4,451	$ 3,769
Accumulated depreciation	3,023	2,482
Property and equipment, net	1,428	1,287
Computers and Peripheral Equipment [Member]
Property, Plant and Equipment [Line Items]
Cost:	2,992	2,521
Office Furniture and Equipment [Member]
Property, Plant and Equipment [Line Items]
Cost:	863	762
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Cost:	$ 596	$ 486